NON-CONTROLLING INTERESTS - Summary of Non-controlling Interests (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	$ 12,048		$ 12,015
Preferred equity	17,250	$ 17,598	17,206	$ 13,726	$ 14,473	$ 14,282
Participating non-controlling interests - in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	8,226		8,129			6,298
Preferred equity	8,226	8,456	8,129	6,140	6,404	6,298
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	65		66
Preferred equity	65	66	66	53	57	58
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Non-controlling interests	3,166		3,252
Preferred equity	3,166	3,221	3,252	2,609	2,804	2,843
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Preferred equity	$ 591	$ 580	$ 568	$ 589	$ 600	$ 616